Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Tax loss carryforwards	$ 17,670	$ 21,221
Research and development	10,861	7,526
Issuance costs	1,009	2,338
Employee and payroll accrued expenses	700	763
Operating lease liabilities	742
Share-based compensation	1,364
Other	38	44
Total deferred tax assets	32,384	31,892
Deferred tax liabilities:
Operating lease right-of-use assets	832
Total deferred tax liabilities	832
Total deferred tax assets, net	31,552	31,892
Less valuation allowance for deferred tax assets	(31,552)	(31,892)
Deferred tax assets